Share-Based Compensation (Summary Of Expected Sharebased Compensation Expenses Assuming Established Performance Criteria Are Met And No Forfeitures Occur) (Details) (USD $)
In Millions, unless otherwise specified
Dec. 31, 2014
2015 [Member]
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected recognition of share-based compensation	$ 97.5
2016 [Member]
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected recognition of share-based compensation	93.8
2017 [Member]
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected recognition of share-based compensation	86.3
2018 [Member]
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected recognition of share-based compensation	38.4
2019 [Member]
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected recognition of share-based compensation	$ 3.0